Convertible Debentures (Tables)	9 Months Ended
Sep. 30, 2024
Convertible Debentures [Abstract]
Schedule of Current Portion of Convertible Debenture	The Company’s future loan payments, which are presented as current portion of convertible debenture, net and Convertible debentures, net of current portion on the Company’s accompanying unaudited condensed consolidated balance sheet as of September 30, 2024, are as follows:
September 30, 2024
Convertible debenture principal	$6,327
Unamortized debt discount and issuance costs	(715)
Outstanding balance, Net	5,612
Less: current portion	(1,540)
Long-term portion	$4,072